Bridge Loans and Long-Term Debt - Schedule of Fair Value Through Profit and Loss (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Host Amortized cost [Member]
Bridge Loans and Long-Term Debt - Schedule of Fair Value Through Profit and Loss (Details) [Line Items]
Balance	$ 40,310,037	$ 11,258,950
Interest accretion	2,515,667		1,067,932
Fair value of conversion options
Foreign exchange	2,728,730		49,911
Balance	45,554,434	40,310,037	11,258,950
Conversion option FVTPL [Member]
Bridge Loans and Long-Term Debt - Schedule of Fair Value Through Profit and Loss (Details) [Line Items]
Balance	6,008	737,974
Interest accretion
Fair value of conversion options	593,985		21,100
Foreign exchange
Balance	599,993	6,008	737,974
FVTPL [Member]
Bridge Loans and Long-Term Debt - Schedule of Fair Value Through Profit and Loss (Details) [Line Items]
Balance	40,316,045	11,996,924
Interest accretion	2,515,667		1,067,932
Fair value of conversion options	593,985		21,100
Foreign exchange	2,728,730		49,911
Balance	$ 46,154,427	$ 40,316,045	$ 11,996,924